Lease Commitments	12 Months Ended
Dec. 31, 2019
Lease Commitments
Lease Commitments

(12)Lease Commitments

The Corporation leases seventeen branch spaces from third parties under operating lease agreements expiring at different periods through February 2030. Under all current agreements, the Corporation is responsible for its portion of real estate taxes, utilities, insurance, and repairs and maintenance.

Total rental expense for the years ended December 31, 2019 and 2018 was $1.3 million and $1.4 million, respectively. Future minimum lease payments by year and in the aggregate, under these lease agreements, are as follows:

Future minimum lease payments

(dollars in thousands)
2020	$1,133
2021	1,027
2022	857
2023	750
2024	764
Thereafter	3,319
$7,850